N-4	Oct. 15, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Current Initial Annual Charges
Estate LockSM Death Benefit Rider Charge Rate	0.45%

Lincoln ProtectedPay® and Estate LockSM Protected Lifetime Income Fee Rate	1.50%
Enhancement Rate
6%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSM
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.30%
65 – 69	5.70%
70 – 74	5.90%
75 – 79	6.10%
80+	6.30%

Fees and Costs of Benefit [Text Block]
Protected Annual Income Rates for Lincoln ProtectedPay Select Core® and Estate LockSM
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Lincoln ProtectedPay Select Core® and Estate LockSM
Age	PAI Rate
59 – 64	4.30%
65 – 69	5.70%
70 – 74	5.90%
75 – 79	6.10%
80+	6.30%

Estate Lock Death Benefit Rider Charge Rate [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Lincoln ProtectedPay and Estate Lock Protected Lifetime Income Fee Rate [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%